LEASES (Tables)	12 Months Ended
Dec. 31, 2025
LEASES
Schedule of Operating Lease Related Assets And Liabilities And Other Related Information

Information related to operating leases as of December 31, 2025 and 2024 are as follows:

	As of December 31,
	2025	2024
Assets
Operating lease right-of-use assets, non-current	$2,809	$3,597
Liabilities
Operating lease liabilities, current	$891	$816
Operating lease liabilities, non-current	$2,176	$3,066
Weighted average remaining lease term (years)	3.6	4.6
Weighted average discount rate	5.7%	5.7%

Schedule Of Components Of Operating Lease Expense

Information related to operating lease activities during the years ended December 31, 2025, 2024 and 2023 are as follows:

	Year Ended December 31,
	2025	2024	2023
Operating lease expense	$982	$933	$715
Expense for short-term leases within 12 months	$25	$10	$—

Schedule of Lessee, Operating Lease, Liability, Maturity

Maturities of lease liabilities were as follows:

Year Ended December 31,
2026	$1,040
2027	1,069
2028	557
2029	337
2030	279
Thereafter	143
Total undiscounted lease payments	$3,425
Less: imputed interest	(358)
Total lease liabilities	$3,067